Segment Reporting	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segment reporting

21. Segment reporting

In accordance with Accounting Standards Codification (ASC) Topic 280 Segment Reporting and Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Group identifies operating segments using the management approach, which is based on the internal reporting components regularly reviewed by the Chief Operating Decision Maker (CODM) to allocate resources and assess performance.

The Company’s CODM, the Chief Executive Officer, reviews the revenue and gross profit of each business line (resale of automotive electronic components and advertising services) on a periodic basis for purposes of resource allocation and performance assessment. Selling and marketing expenses, general and administrative expenses, and other operating expenses are managed and monitored at the consolidated level and are not allocated to individual business lines. Accordingly, the Group has determined that it operates in two reportable segments: (1) resale of automotive electronic components; and (2) advertising services.

The following table summarizes segment information for the periods presented:

	Resale of automotive electronic components	Advertising business	Total
	RMB	RMB	RMB
For the six months ended June 30, 2026*
Net revenues	18,375	1,072	19,447
Cost of revenues	18,205	-	18,205
Segment gross profit	170	1,072	1,242

*	The Group did not generate revenue from continuing operations for the six months ended June 30, 2025.

Selling and marketing expenses and general and administrative expenses are managed at the consolidated level and are not allocated to individual segments, as the CODM does not review such expenses on a segment basis. The following table reconciles total segment gross profit to the Group’s consolidated loss from continuing operations before income taxes:

	For the six months ended June 30,
	2025	2026
			US$
	RMB	RMB	Note 3(e)
Total segment gross profit	-	1,242	183
Total operating expenses	(13,900)	(196,730)	(28,995)
Loss from continuing operations	(13,900)	(195,488)	(28,812)
Other income	42,069	4,602	678
(Loss)/income from continuing operations before income taxes	28,169	(190,886)	(28,134)
Income tax benefit	-	-	-
Net (loss)/income from continuing operations	28,169	(190,886)	(28,134)
Loss from discontinued operations	(28,844)	-	-
Net loss	(675)	(190,886)	(28,134)

The CODM does not review segment assets or segment liabilities on a discrete basis; such information is managed and reviewed at the consolidated level. Accordingly, segment assets and liabilities are not presented.